Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2021	2020
Senior Credit Facility	—	16,809
PPP loan	10,000	10,000
Convertible Notes	100,999	106,443
Total Debt	110,999	133,252
Less debt, current	—	—
Debt, non-current	$110,999	$133,252
Senior Credit Facility
In May 2019, the Company entered into a Loan, Guaranty and Security Agreement for a senior secured asset-based lending facility (“Senior Credit Facility”) with borrowing capacity up to $75.0 million. The commitment under the Senior Credit Facility is available to the Company on a revolving basis through the earlier of May 2024 or 91 days prior to the stated maturity of any subordinated debt in aggregate amount of $7.5 million or more. The maximum availability under the Senior Credit Facility is based on certain specified percentages of eligible accounts receivable and inventory, subject to certain reserves, to be determined in accordance with the Senior Credit Facility. The commitment under the Senior Credit Facility includes a $10.0 million letter of credit sub-line. Subject to certain conditions, the commitment may be increased by $50.0 million upon approval by the lender, and at the Company’s option, the commitment can be reduced to $25.0 million or terminated upon at least 15 days written notice.
The Senior Credit Facility is secured by a security interest in substantially all of the Company’s assets except for intellectual property and other restricted property.
Borrowings under the Senior Credit Facility bear interest at per annum rates equal to, at the Company’s option, either (i) the base rate plus an applicable margin for base rate loan, or (ii) the London Interbank Offered Rate (“LIBOR”) plus an applicable margin for LIBOR loan. The base rate is calculated as the greater of (a) the Lender prime rate, (b) the federal funds rate plus 0.5%, and (c) one-month LIBOR plus 1.0%. The applicable margin is calculated based on a pricing grid linked to quarterly average excess availability (as a percentage of borrowing capacity). For base rate loans, the applicable margin ranges from 0.0% to 1.5%, and for LIBOR Loans, it ranges from 1.5% to 3.0%. The Senior Credit Facility contains certain customary non-financial covenants. In addition, the Senior Credit Facility requires the Company to maintain a Fixed Charge Coverage Ratio of at least 1.00:1.00 during such times as a covenant trigger event shall exist.
While there was no principal outstanding under the Senior Credit Facility as of December 31, 2021, the Company has an aggregate of $14.4 million letters of credit outstanding, using some available capacity. As of December 31, 2020, the outstanding balance was $17.1 million, with maturity of May 2024 and interest rate of 3.09% per annum.
Small Business Administration Loan
In May 2020, the Company received Small Business Administration (“SBA”) loan proceeds of $10.0 million from Town Center Bank pursuant to the Paycheck Protection Program (“the PPP loan”) under the “Coronavirus Aid, Relief and Economic Security (CARES) Act”. The PPP loan was in the form of a note with original maturity in May 2022, and was extended to May 2025 based on SBA’s interim final rule. The interest rate is 1.00% per annum.
Convertible Notes
In August 2020, the Company entered into a Note Purchase Agreement for Secured Convertible Promissory Notes (“Convertible Notes”). The Convertible Notes had an aggregate principal amount of $200.0 million, with a cash interest of 5.0% per annum payable at each quarter end and a paid-in-kind interest of 4.5% per annum payable by increasing the principal balance at each quarter end. The Convertible Notes will mature in August 2025, and the Company may not make prepayment unless approved by the required holders of the Convertible Notes.
Each of the Convertible Notes shall rank equally without preference or priority of any kind over one another, but senior in all rights, privileges and preferences to all other shares of the Company’s capital stock and all other securities of the Company that are convertible into or exercisable for the Company’s capital stock directly or indirectly.
Prior to the maturity date or prior to the payment or conversion of the entire balance of the Convertible Notes, in the event of a liquidation or sale of the Company, the Company shall pay to the holders of Convertible Notes the greater of (i) 150% of the principal balance of the Convertible Notes or (ii) the consideration that the holders would have received had the holders elected to convert the Convertible Notes into preferred stock immediately prior to such liquidation event.
The Convertible Notes do not entitle the holders to any voting rights or other rights as a stockholder of the Company, unless and until the Convertible Notes are actually converted into shares of the Company’s capital stock in accordance with their terms.
The Note Purchase Agreement contains certain customary non-financial covenants. In addition, the Note Purchase Agreement requires the Company to maintain liquidity at quarter end of not less than the greater of (i) $75.0 million and (ii) four times of cash burn for the three-month period then ended.
The Convertible Notes will mature in August 2025 or will be settled by issuing common stock, and accordingly are classified as a non-current liability on the Company’s balance sheets.
In connection with the issuance of the Convertible Notes, the Company issued warrants to the holders of Convertible Notes to purchase 4.6 million shares of Company stock at an exercise price of $0.02 per share. The warrants are freestanding financial instruments and, prior to the Closing, were classified as liability due to the possibility that they could become exercisable into Legacy Proterra convertible preferred stock. Upon the consummation of the Merger, the stock issuable upon exercise of the warrants is Proterra common stock, with no possibility to convert to Legacy Proterra convertible preferred stock. As a result, the carrying amount of the warrant liability was reclassified to stockholders’ equity. The warrant liability of $29.0 million was initially measured at fair value on its issuance date and recorded as a debt discount, and was amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The warrant liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon any exercise of the warrants to common stock, the carrying amount of the warrant liability is reclassified to stockholders’ equity.
Prior to the Closing, the embedded features of the Convertible Notes were composed of conversion options that had the economic characteristics of a contingent early redemption feature settled in a variable number of shares of Company stock. These conversion options were bifurcated and accounted for separately from the host debt instrument. The derivative liability of $68.5 million was initially measured at fair value on the issuance date of the Convertible Notes and recorded as a debt discount and was amortized during the term of the Convertible Notes to interest expense using the effective-interest method. The derivative liability was remeasured on a recurring basis at each reporting period date, with the change in fair value reported in the statement of operations. Upon the consummation of the Merger, the embedded conversion features associated with the Convertible Notes no longer qualify for derivative accounting since the conversion price became fixed. The carrying amount of the embedded derivative, the fair value as of the Closing Date, was reclassified to stockholders’ equity in accordance with Topic 815, Derivatives and Hedging.
Issuance costs of $5.1 million were also recorded as debt discount and are amortized during the term of the Convertible Notes to interest expense using the effective interest method.
On June 14, 2021, certain Convertible Note holders with an original aggregate principal amount of $46.5 million elected to convert their Convertible Notes at the Closing of the Merger. An aggregate of $48.8 million principal and interest was reclassified to additional paid-in capital, and $21.0 million of remaining related debt issuance costs were expensed to interest expense.
At any time after the expiration of the lock-up period following the closing of the Merger, the remaining outstanding Convertible Notes will automatically be converted into common stock if at any time the volume-weighted average price (VWAP) of the common stock over a period of 20 consecutive trading days exceeds 150% of the conversion price or $9.86.
The amortization expense of debt discount and issuance costs was $34.7 million and $5.6 million for the year ended December 31, 2021 and 2020, respectively.
The Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2021	2020
Principal	$153,500	$200,000
PIK interest	9,826	3,501
Total principal	163,326	203,501
Less debt discount and issuance costs	(62,327)	(97,058)
Total Convertible Notes	$100,999	$106,443
As of December 31, 2021, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$—
2025(1)	173,326
Total	$173,326
__________________
(1)Including PIK interest added to principal balance through December 31, 2021.
The Company was in compliance with all of the covenants contained in the Senior Credit Facility and Convertible Notes as of December 31, 2021.